Tax Matters - Disclosure Of Deferred tax assets recognized for tax losses expire (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expire	S/ 196,126	S/ 168,865	S/ 99,089
Never expire	94,252	101,655	110,984
Income tax	S/ 290,378	S/ 270,520	S/ 210,073
Expiration date	2026-2037	2025-2036	2024-2035